Reporting entity	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
Reporting entity
1.
Reporting entity

TFI International Inc. (the “Company”) is incorporated under the Canada Business Corporations Act, and is a company domiciled in Canada. The address of the Company’s registered office is 8801 Trans-Canada Highway, Suite 500, Montreal, Quebec, H4S 1Z6.

The consolidated financial statements of the Company as at and for the years ended December 31, 2025 and 2024 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”).

The Group is involved in the provision of transportation and logistics services across the United States, Canada and Mexico.